Supplementary information on oil and gas activities (unaudited) - Summary of capitalized costs (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Impairment loss		$ 1,679
Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Impairment loss	$ 4,207	$ 22,906